Long-term debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-term debt
15. Long-term debt:

	December 31, 2021	December 31, 2020
Term loan facilities, net of debt issuance costs (a)	$53,516	$53,731
Convertible debt (b)	—	4,362
Other bank financing (c)	1,231	1,325
Capital lease obligations (d)	1,655	2,535
Balance, end of year	56,402	61,953
Current portion	(11,277)	(16,302)
Long-term portion	$45,125	$45,651

(a)     On December 20, 2017, the Company entered into a loan agreement with EDC for a $20,000 non-revolving term facility. The Company incurred debt issuance costs of $1,013 related to this loan, which are being amortized over the loan term using the effective interest rate method. The loan bore interest at 6% (prior to March 1, 2019, 9% plus monitoring fees), payable quarterly, as well as quarterly principal repayments. On December 13, 2021, the credit facility and non-revolving term facility were refinanced to a $20,000 term loan. The refinanced term loan provides an extension of the maturity of the indebtedness to EDC to September 15, 2026 and reduced the interest rate to U.S. Prime rate plus 2.01% per annum. The Company incurred transaction costs of $300 related to this amendment, which are being amortized over the remainder of the loan term from the debt modification date using the effective interest rate method.

As at December 31, 2021 the amount outstanding for this loan was $18,583, net of transaction costs, compared to $13,618, net of transaction costs, as at December 31, 2020. The loan is secured by share pledges over Westport Fuel Systems Canada Inc., Fuel Systems Solutions, Inc., Westport Luxembourg S.a.r.l and by certain of the Company's property, plant and equipment.
15. Long-term debt (continued):

On October 9, 2018, and November 28, 2019, the Company entered into Euro denominated loan agreements with UniCredit S.p.A. ("UniCredit"). These loan bears interest at an annual rate of 2.3% and 1.8%, respectively, and interest is paid quarterly. The loans matures on December 31, 2023 and September 30, 2023, respectively. On April 29, 2021, the Company and UniCredit amended the terms of the above Euro denominated loan agreements to combine the facilities into one $8,803 loan facility. This loan matures on March 31, 2027, bears interest at an annual rate of 1.65% and interest is paid quarterly. The cash pledge is removed after the amendment. As at December 31, 2021, the amount outstanding for this loan was $8,470 compared to $7,246 as at December 31, 2020.

On May 20, 2020, the Company entered into a third Euro denominated loan agreement with UniCredit. The effective interest rate of this loan is 1.82% with a maturity date of May 31, 2025. As at December 31, 2021, the amount outstanding for this loan was $4,000 compared to $5,558 as at December 31, 2020. There is no security on the loan as it was made as part of the Italian government's COVID-19 Decreto Liquidità to help Italian companies to secure liquidity to continue operating while mitigating some of the impact of COVID-19.

On July 17, 2020, the Company entered into a fourth Euro denominated loan agreement with UniCredit. The effective interest rate of this loan is 1.75% with a maturity date of July 31, 2026. As at December 31, 2021, the amount outstanding for this loan was $15,335 compared to $18,650 as at December 31, 2020. There is no security on the loan as it was made as part of the Italian government’s COVID-19 Decreto Liquidità.

On August 11, 2020, the Company entered into a Euro denominated loan agreement with Deutsche Bank. The effective interest rate of this loan is 1.7% with a maturity date of August 31, 2026. As at December 31, 2021, the amount outstanding for this loan was $7,128 compared to $8,659 as at December 31, 2020. There is no security on the loan as it was made as part of the Italian government’s COVID-19 Decreto Liquidità.

(b)    On January 11, 2016, the Company entered into a financing agreement ("Tranche 2 Financing") with Cartesian. As part of the agreement, on June 1, 2016, convertible debt was issued in exchange for 9.0% convertible unsecured notes due June 1, 2021, which are convertible into common shares of the Company in whole or in part, at Cartesian's option, at any time following the twelve month anniversary of the closing at a conversion price of $2.17 per share. Interest is payable annually in arrears on December 31 of each year during the term. On July 24, 2020, Westport restructured the Tranche 2 Financing agreement and entered into a new financing agreement with Cartesian. Under the terms of the agreement, the Company agreed to pay down the principal amount of the existing convertible notes from $17,500 to $10,000. Concurrent with such repayment, the maturity of the remaining amended notes was extended three years to July 30, 2023, the coupon rate was reduced from 9.0% annually to 6.5% annually, and the conversion price was revised from $2.17 per share to $1.42 per share.

During the fourth quarter of 2020, Cartesian exercised its option to convert principal amounts of $5,000, plus accrued but unpaid interest on such principal amounts, into common shares of the Company.

On January 21, 2021, and August 31, 2021, respectively, Cartesian exercised its options to convert a principal amount of $2,500, plus accrued and unpaid interest on such principal amount, into 1,815,117 common shares of the Company and the final principal balance of $2,500, plus accrued and unpaid interest on such principal amount, into 1,836,750 common shares of the Company, respectively. As at December 31, 2021, the convertible note was fully repaid and converted into common shares of the Company.

(c)    Other bank financing consists of various secured and unsecured bank financing arrangements that carry rates of interest ranging from 0.75% to 3.8% and have various maturities out to 2025. Security includes a building owned by the Company in the Netherlands and certain accounts receivable.

(d)     The Company has capital lease obligations that have terms of two to five years at interest rates ranging from 1.3% to 5.7%.
15. Long-term debt (continued):

Throughout the term of certain of these financing arrangements, the Company is required to meet certain financial and non-financial covenants. As of December 31, 2021, the Company is in compliance with all covenants under the financing arrangements.
The principal repayment schedule of long-term debt is as follows as at December 31, 2021:

	Term loan facilities	Other bank financing	Capital lease obligations	Total
2022	$10,057	$687	$517	$11,261
2023	11,582	—	460	12,042
2024	12,167	136	427	12,730
2025	11,609	136	228	11,973
2026 and thereafter	8,101	272	23	8,396
	$53,516	$1,231	$1,655	$56,402